Basic and Diluted Net Loss (Income) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Loss (Income) Per Share [Abstract]
Schedule of Number of Shares and Loss Used in the Computation of Net Loss Per Share	Details of the number of ordinary shares and loss used in the computation of net loss per share:
	Year ended December 31,
	2024	2023	2022
Basic and diluted (Earnings) Losses per ordinary share
Net (income) loss	(4,796)	6,500	5,796
Less - Undistributed income allocable to preferred shares due to their redemption feature	(4,796)	-	-
Net (income) loss applicable to ordinary shareholders	-	6,500	5,796
Weighted average number of shares used in the computation of basic and diluted (income) loss per ordinary share	3,225,472,266	1,562,627,495	754,076,407
Basic and diluted (Earnings) Losses per ordinary share	-	0.004	0.01

Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted	The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti – diluted:
	Year ended December 31,
	2024	2023	2022

Share Options	97,228,400	98,491,200	28,919,600
Restricted share units	424,732,329	214,729,600	43,107,200
Warrants	2,231,316,096	1,100,500,800	292,940,000
Preferred shares	1,456,000,000	-	-